TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Disclosure of trade receivables [Table Text Block]
	December 31,
	2020	2019

Wholesalers and pharmacies	$5,501	$1,810

Disclosure of major customers [Table Text Block]
	December 31,
	2020	2019

Customer A	35%	—
Customer B	33%	2%